Stock-Based Compensation - Fair Value of Each Option Grant Weighted Average Assumptions (Q3) (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividend yield (as a percent)	0.31%	0.23%	0.23%	0.26%	0.14%
Risk-free interest rate (as a percent)	2.78%	2.17%	2.20%	1.50%	1.80%
Stock price volatility (as a percent)	23.90%	23.40%	23.40%	26.90%	27.30%
Expected life (years)	5 years	5 years	5 years	5 years	5 years